Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Summary of net rental expense for operating leases
The following table is a summary of the Company’s net rental expense for operating leases for the years ended December 31:

In millions	2014	2013	2012
Minimum rentals	$2,320	$2,210	$2,165
Contingent rentals	36	41	48
	2,356	2,251	2,213
Less: sublease income	(21)	(21)	(20)
	$2,335	$2,230	$2,193

Summary of future minimum lease payments under capital and operating leases
The following table is a summary of the future minimum lease payments under capital and operating leases as of December 31, 2014:

In millions	Capital Leases	Operating Leases(1)
2015	$47	$2,279
2016	47	2,220
2017	47	2,121
2018	48	2,007
2019	48	1,861
Thereafter	573	16,794
Total future lease payments	810	$27,282
Less: imputed interest	(419)
Present value of capital lease obligations	$391

(1)	Future operating lease payments have not been reduced by minimum sublease rentals of $203 million due in the future under noncancelable subleases.